Dec. 29, 2017

NUVEEN CONCENTRATED CORE FUND

SUPPLEMENT DATED MARCH 2, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Concentrated Core Fund into

Nuveen Large Cap Core Fund

The Board of Trustees of Nuveen Investment Trust (“NIT”) has approved the reorganization of Nuveen Concentrated Core Fund (the “Acquired Fund”) into Nuveen Large Cap Core Fund (the “Acquiring Fund”), each of which is a series of NIT. In order for the reorganization to occur, it must be approved by the shareholders of the Acquired Fund.

If the Acquired Fund’s shareholders approve the reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Acquired Fund shareholders and the Acquired Fund will be terminated. As a result of these transactions, Acquired Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Acquired Fund. Each Acquired Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Acquired Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Acquired Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in June 2018. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately one month after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Acquired Fund in April or May of 2018.

The Acquired Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Acquired Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.